WARRANT LIABILITY (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2010 Class A ordinary shares	Dec. 08, 2010 Warrants CNY	Dec. 31, 2010 Warrants CNY	Dec. 08, 2010 Warrants Class A ordinary shares USD ($)	Dec. 08, 2010 Warrants Series C convertible redeemable preferred shares USD ($)	Dec. 08, 2010 Warrants Series E convertible redeemable preferred shares USD ($)	Dec. 08, 2010 Warrants Series F convertible redeemable preferred shares USD ($)
WARRANT LIABILITY
Exercise price of warrants (in dollars per share)						$ 0.081128308	$ 0.190850707	$ 0.49768225
Consideration received for warrants exercised			0
Losses recognized due to change in fair value of warrant liability	44,268			44,268
Number of Class A ordinary shares issued to the holders of warrants		12,452,848			12,452,848
Fair value of warrants measured at IPO price (in dollars per share)					$ 0.7111